SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	1 Months Ended					0 Months Ended	2 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended			12 Months Ended			140 Months Ended	1 Months Ended
	Feb. 28, 2014	Oct. 31, 2013	Sep. 30, 2013	May 31, 2013	Apr. 30, 2013	Mar. 15, 2013	Sep. 30, 2013	Jun. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2002	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2008	Dec. 31, 2013	Apr. 30, 2012
Summary Of Significant Accounting Policy [Line Items]
Stockholders' Equity, Period Increase (Decrease)													$ 9,248,000		$ 2,337,000			$ 6,956,000
Debt Instrument, Increase (Decrease) for Period, Net													5,518,000		1,823,000			3,935,000
Research and Development Expense									72,294	73,621			321,929	207,162	235,000	15,000
Amortization of Intangible Assets															140,588
Stock Issued During Period, Value, New Issues												5,000
Stock Issued During Period, Shares, New Issues				4,763	13,889
Warrants Issued To Purchase Common Stock											5,926
Common Stock, Par or Stated Value Per Share				$ 0.01		$ 0.01			$ 0.01				$ 0.01		$ 0.01	$ 0.01		$ 0.01
Preferred Stock Conversion Price, Per Share	$ 19.50
Warrants Expiration													five years
Proceeds from Issuance or Sale of Equity, Total																3,000,000
Percentage Of Additional Warrants Issued To Purchase Common Stock	30.00%
Convertible Preferred Stock, Terms of Conversion													Preferred Shares are convertible at the option of the holder into the number of shares of Common Stock determined by dividing the stated value of the Preferred Shares being converted by the conversion price of $19.50, subject to adjustment for stock splits, reverse stock splits and similar recapitalization events. If the Company issues additional shares of Common Stock, other than certain stock that is excluded under the terms of the Securities Purchase Agreement, in one or more capital raising transactions with an aggregate purchase price of at least $100,000 for a price less than the then existing conversion price for the Preferred Shares (the New Issuance Price), then the then existing conversion price shall be reduced to the New Issuance Price, provided, however, that under no circumstances shall the New Issuance Price be less than $9.75 or reduced to a price level that would be in breach of the listing rules of any stock exchange
Beneficial Ownership Limitation, Percentage													4.99%
Preferred Shareholders, Receivable, Upon Any Liquidation, Description													an amount equal to $2,055,000 times 1.2, plus all declared but unpaid dividends
Warrants Exercise Price		$ 18.75		$ 7.50		$ 6.00	$ 7.50	$ 13.50
Request To Issue Common Stock, Shares, To Group Of Partnership And Individuals During Period			66,585
Cashless Exercise Of Stock Purchase Warrants, Total			82,459
Common Stock, Shares, Outstanding, Requested To Issue To Group Of Partnership And Individuals															16,867			16,867
Advertising Expense									4,201	0			11,994	0
Stockholders' Equity, Reverse Stock Split																	Under theterms of the Company's agreement with investors in the October 2008 financing, 25,600 shares of common stock were the maximum number of shares allocated to the Company's existing shareholders at the time of the offering (also referred to as the original shareholders or the Founders). Since the total of the Company's fully diluted shares of common stock was greater than 25,600 shares, in order for the Company to proceed with the offering, the Board of Directors approved a reverse stock split of 1-for-1.2545. After this split was approved, additional options and warrants were identified, requiring a second reverse stock split in order to reach the 25,600 shares. The second reverse stock split on the reduced 1-for-1.2545 balance was determined to be 1-for-1.33176963. Taken together, if only one reverse stock split was performed, the number would have been a reverse stock split of 1-for-1.670705. On June 6, 2008, the Board of Directors approved the first reverse stock split. The authorized number of shares of common stock of 266,667 was proportionately divided by 1.2545 to arrive at 212,569. On October 20, 2008, the Board of Directors (i) approved the second reverse stock split pursuant to which the authorized number of shares of common stock of 212,569 was proportionately divided by 1.33177 to arrive at 159,614 shares and (ii) approved a resolution to increase the number of authorized shares of the Company's common stock from 159,614 to 533,334, which was approved by the Companys shareholders holding a majority of the shares entitled to vote thereon at a special meeting of shareholders held on December 3, 2008.
Minimum [Member]
Summary Of Significant Accounting Policy [Line Items]
Warrants Exercise Price							$ 11.25
Maximum [Member]
Summary Of Significant Accounting Policy [Line Items]
Warrants Exercise Price							$ 34.50
Computers and office equipment [Member] | Minimum [Member]
Summary Of Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life													3 years		3 years
Computers and office equipment [Member] | Maximum [Member]
Summary Of Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life													7 years		7 years
Leasehold Improvements [Member]
Summary Of Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life													5 years		5 years
Manufacturing Tooling [Member] | Minimum [Member]
Summary Of Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life													3 years		3 years
Manufacturing Tooling [Member] | Maximum [Member]
Summary Of Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life													7 years		7 years
Samuel Herschkowitz [Member]
Summary Of Significant Accounting Policy [Line Items]
Stock Issued During Period, Shares, New Issues																			100,000
Series A Convertible Preferred Stock [Member]
Summary Of Significant Accounting Policy [Line Items]
Stock Issued During Period, Value, New Issues	2,055,000
Stock Issued During Period, Shares, New Issues	20,550
Preferred Stock, Par or Stated Value Per Share	$ 0.01
Subsequent Event [Member]
Summary Of Significant Accounting Policy [Line Items]
Warrants Issued To Purchase Common Stock															21,334
Common Stock, Par or Stated Value Per Share															$ 0.01			$ 0.01
Exercisable Price Of Warrants															$ 24.38
Warrants Expiration															five years
Proceeds from Issuance or Sale of Equity, Total															2,055,000
Percentage Of Additional Warrants Issued To Purchase Common Stock															30.00%
Convertible Preferred Stock, Terms of Conversion															Preferred Shares are convertible at the option of the holder into the number of shares of Common Stock determined by dividing the stated value of the Preferred Shares being converted by the conversion price of $19.50, subject to adjustment for stock splits, reverse stock splits and similar recapitalization events. If the Company issues additional shares of Common Stock, other than certain stock that is excluded under the terms of the Securities Purchase Agreement, in one or more capital raising transactions with an aggregate purchase price of at least $100,000 for a price less than the then existing conversion price for the Preferred Shares (the New Issuance Price), then the then existing conversion price shall be reduced to the New Issuance Price, provided, however, that under no circumstances shall the New Issuance Price be less than $9.75 or reduced to a price level that would be in breach of the listing rules of any stock exchange
Beneficial Ownership Limitation, Percentage															4.99%
Preferred Shareholders, Receivable, Upon Any Liquidation, Description															an amount equal to $2,055,000 times 1.2, plus all declared but unpaid dividends
Warrants Exercise Price															$ 19.50
Exercise Price Of Warrants To Purchase Shares Of Common Stock Equal To Offering Price Per Share Percentage													125.00%
Stockholders' Equity, Reverse Stock Split													The Company filed a Certificate of Amendment effecting a 1:75 reverse stock split (the “Reverse Stock Split”) with the Secretary of State of the State of Delaware, which became effective under Delaware law as of October 24, 2014. At the effective time (the “Effective Time”) of the Reverse Stock Split, the issued and outstanding Common Stock of the Company was combined on a 1-for-75 basis such that every seventy-five shares of Common Stock outstanding immediately prior to the Effective Time was combined into one share of Common Stock.
Subsequent Event [Member] | Series A Convertible Preferred Stock [Member]
Summary Of Significant Accounting Policy [Line Items]
Stock Issued During Period, Value, New Issues															$ 2,055,000
Stock Issued During Period, Shares, New Issues															20,550
Preferred Stock, Par or Stated Value Per Share															$ 0.01			$ 0.01
Preferred Stock Conversion Price, Per Share															$ 19.50